Note 7 - Leases	12 Months Ended
Mar. 31, 2025
Notes to Financial Statements
Lessee, Operating and Finance Leases [Text Block]

7. Leases

The Company determines whether an arrangement is a lease at inception of the agreement. Presently, the Company leases land, machinery and equipment under various operating and finance leases.

Right-of-Use (“ROU”) assets represent the Company’s right to use the underlying assets for the lease term and lease obligations represent the net present value of the Company’s obligation to make payments arising from these leases. ROU assets and lease obligations are recognized at commencement date based on the present value of lease payments over the lease term using the implicit lease interest rate or, when unknown, an incremental borrowing rate based on the information available at commencement date or April 1, 2019 for leases that commenced prior to that date. ROU assets and lease obligations for the Company’s operating and finance leases are disclosed separately in the Company’s Consolidated Balance Sheets.

Lease terms may include options to extend or terminate the lease, and the impact of these options are included in the calculation of the ROU asset and lease obligation only when the exercise of the option is at the Company’s sole discretion and it is reasonably certain that the Company will exercise that option. The Company will not separate lease and non-lease components for its leases when it is impractical to separate the two. In addition, the Company has certain leases that have variable payments based solely on output or usage of the leased asset. These variable operating leases are excluded from the Company’s Consolidated Balance Sheet presentation and expensed as incurred. Leases with an initial term of 12 months or less, or short-term leases, are not recorded on the accompanying Consolidated Balance Sheets and are expensed as incurred.

The components of lease cost were as follows (in thousands):

	Fiscal Year:
	2025	2024	2023
Lease cost:
Amortization of right-of-use assets	$4,048	$6,134	$6,715
Interest on lease obligations	547	767	959
Finance lease cost	4,595	6,901	7,674
Operating lease cost	5,603	8,222	13,506
Short-term lease cost	7,548	5,335	5,589
Total lease cost	$17,746	$20,458	$26,769

Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from finance leases	$547	$767	$959
Operating cash flows from operating leases	5,904	8,849	13,736
Financing cash flows from finance leases	4,815	7,956	8,814
	$11,266	$17,572	$23,509

Right-of-use assets obtained in exchange for new finance lease obligations	$-	$337	$5,825
Right-of-use assets obtained in exchange for new operating lease obligations	$2,980	$5,409	$4,362
Right-of-use assets derecognized upon early termination of finance leases	$20	$598	$78
Right-of-use assets derecognized upon early termination of operating leases	$7,572	$1,688	$3,510

Weighted-average lease term (years):
Finance leases	3.8	4.4	4.7
Operating leases	4.2	4.3	4.6
Weighted-average discount rate (percentage):
Finance leases	4.1%	4.0%	3.8%
Operating leases	5.0%	4.7%	4.4%

Undiscounted future lease payments under non-cancelable operating and finance leases, along with a reconciliation of undiscounted cash flows to operating and finance lease obligations, respectively, as of March 31, 2025 were as follows (in thousands):

Years ending March 31:	Operating	Finance
2026	$3,586	$4,269
2027	2,390	3,218
2028	1,945	2,811
2029	1,276	1,659
2030	934	923
Thereafter	1,014	383
Total minimum payment required	11,145	13,263
Less interest	1,035	1,015
Present value of minimum lease payments	10,110	12,248
Amount due within one year	3,186	3,871
Long-term lease obligations	$6,924	$8,377